ACCOUNTS RECEIVABLE, NET - Summary of Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Balance at the beginning of the year	¥ 9,214		¥ 2,251
Additions charged to bad debt expense	5,773	$ 906	13,900	¥ 2,251
Additions charged to bad debt expense			6,963
Balance at the end of the year	¥ 14,987		¥ 9,214	¥ 2,251